Credit Facilities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017
STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Average Outstanding Borrowings	$ 21,668	$ 12,490
Weighted Average Interest Rate	2.50%	1.80%
ADAC-STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Average Outstanding Borrowings	$ 22,621	$ 10,865
Weighted Average Interest Rate	2.50%	1.80%